NET LOSS PER COMMON SHARE - Dilutive Securities Excluded From the Computations of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities	32,677	2,897,928	97,462	1,822,261
Series A-1 Preferred Stock
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities		624,594		624,594
Series B Preferred Stock
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities		469,136		282,478
Stock Options
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities	677	404,391	1,647	75,405
RSU
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities	32,000		95,815
Series B Preferred Stock Warrant
Dilutive Securities Excluded From the Computations of Earnings Per Share
Potentially dilutive securities		1,399,807		839,784